CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES
25.	CHANGE IN SHAREHOLDING OF THE PHILIPPINE SUBSIDIARIES

On April 8, 2013, the Company through its subsidiary, MCE (Philippines) Investments Limited (“MCE Investments”), subscribed for 2,846,595,000 common shares of MCP at a total consideration of PHP2,846,595,000 (equivalent to $69,592 based on exchange rate on transaction date), which increased the Company’s shareholding in MCP and the Group recognized an increase of $401 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

On April 24, 2013, MCP and MCE Investments completed a placing and subscription transaction (the “Placing and Subscription Transaction”), under which MCE Investments offered and sold in a private placement to various institutional investors of 981,183,700 common shares of MCP at the offer price of PHP14 per share (equivalent to $0.34 per share) (the “Offer”). MCE Investments then used the proceeds from the Offer to subscribe for an equivalent number of common shares of MCP at the subscription price of PHP14 per share (equivalent to $0.34 per share). In connection with the Offer, MCE Investments granted an over-allotment option (the “Over-allotment Option”) of up to 117,075,000 common shares of MCP at the offer price of PHP14 per share (equivalent to $0.34 per share) to a stabilizing agent (the “Stabilizing Agent”). On May 23, 2013, the Stabilizing Agent exercised the Over-allotment Option and subscribed for 36,024,600 common shares of MCP at the offer price of PHP14 per share (equivalent to $0.34 per share). MCE Investments then used the proceeds from the Over-allotment Option to subscribe for an equivalent number of common shares of MCP at the subscription price of PHP14 per share (equivalent to $0.34 per share). The aforesaid transactions decreased the Company’s shareholding in MCP and the Group recognized an increase of $227,134 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

In March and April 2014, there are minor changes in ownership of MCP by the Group. The Company through its subsidiary, MCE (Philippines) Investments No.2 Corporation, acquired additional 400 common shares and 3,000 common shares of MCP under trust arrangements on March 13, 2014 and April 11, 2014, respectively. On March 31, 2014, MCE Investments sold 200 common shares of MCP to two independent directors of MCP.

On June 24, 2014, MCP and MCE Investments completed a placing and subscription transaction (the “2014 Placing and Subscription Transaction”), under which MCE Investments offered and sold in a private placement to various institutional investors of 485,177,000 common shares of MCP at the offer price of PHP11.30 per share (equivalent to $0.26 per share) (the “2014 Offer”). MCE Investments then used the proceeds from the 2014 Offer to subscribe for an equivalent number of common shares of MCP at the subscription price of PHP11.30 per share (equivalent to $0.26 per share). The aforesaid transactions decreased the Company’s shareholding in MCP and the Group recognized an increase of $57,293 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

On November 23, 2015, the Company through MCE Investments, subscribed for 693,500,000 common shares of MCP at a total consideration of PHP2,704,650,000 (equivalent to $57,681 based on exchange rate on transaction date), which increased the Company’s shareholding in MCP and the Group recognized a decrease of $7,368 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

For the year ended December 31, 2015, 38,375,178 of restricted shares under the MCP Share Incentive Plan were vested (further details please refer to Note 17), which decreased the Company’s shareholding in MCP and the Group recognized a decrease of $1,740 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

During the year ended December 31, 2015, the total transfers to noncontrolling interest amounted to $9,108 and during the years ended December 31, 2014 and 2013, the total transfers from noncontrolling interests amounted to $57,293 and $227,535, respectively, in relation to transactions as described above. The Group retains its controlling financial interest in MCP before and after the above transactions.

The schedule below discloses the effects of changes in the Company’s ownership interest in MCP on the Company’s equity:

	Year Ended December 31,
	2015	2014	2013
Net income attributable to Melco Crown Entertainment Limited	$105,747	$608,280	$637,463
Transfers (to) from noncontrolling interests:
Decrease in Melco Crown Entertainment Limited additional paid-in capital resulting from subscription of 693,500,000 common shares of MCP	(7,368)	—	—
Decrease in Melco Crown Entertainment Limited additional paid-in capital resulting from the vesting of restricted shares under the MCP Share Incentive Plan	(1,740)	—	—
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the 2014 Placing and Subscription Transaction for subscription of common shares of MCP	—	57,293	—
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP	—	—	227,134
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from subscription of 2,846,595,000 common shares of MCP	—	—	401

Changes from net income attributable to Melco Crown Entertainment Limited’s shareholders and transfers from noncontrolling interests	$96,639	$665,573	$864,998